Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2023
Property and equipment, net
Schedule of property and equipment, net

	As of December 31,
	2022	2023
	RMB	RMB
Cost:
Buildings	15,876,665	17,786,267
Furniture, fixtures and equipment	3,377,876	3,425,655
Leasehold improvements	1,279,585	1,436,468
Motor vehicles	29,593	31,830
Software	141,602	118,942
Construction in progress	1,484,264	1,103,901

Sub-total	22,189,585	23,903,063
Less: Accumulated depreciation	(5,358,117)	(6,399,161)
Less: Accumulated impairment	(605,879)	(621,802)

Property and equipment, net	16,225,589	16,882,100